Income taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Uncertain tax items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provisions	€ 2,800	€ 6,600
Parent Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable Italian regional income tax rate	5.57%	5.57%	5.57%
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable Italian regional income tax rate	3.90%	3.90%	3.90%